Basis of Presentation and General Information, Acquisitions (Details) $ in Thousands			12 Months Ended
	Sep. 08, 2021 USD ($)	Jan. 06, 2021 USD ($) Company	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Basis of Presentation and General Information [Abstract]
Number of shipowning companies sold | Company		3
Cash			$ 0	$ 0	$ 10,000
Settlement of related party payables			$ 0	$ 0	$ 1,150
Maximum [Member]
Basis of Presentation and General Information [Abstract]
Term of time charter			15 years
Related Party Affiliated with Evangelos J. Pistiolis [Member]
Basis of Presentation and General Information [Abstract]
Settlement of related party payables		$ 1,150
Percentage of shipbuilding costs available to be financed		10.00%
Amount of credit facility		$ 23,815
Marshall Islands Company that Owns M/T Eco Oceano CA - Hull No 871 [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired		100.00%
Term of time charter		5 years
Charter rate per day		$ 32,450
Optional term to extend time charter			2 years
Charter rate per day in first optional year		33,950
Charter rate per day in second optional year		$ 35,450
VLCC Companies [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired	100.00%
Purchase price	$ 29,750
VLCC Companies [Member] | Maximum [Member]
Basis of Presentation and General Information [Abstract]
Percentage of shipbuilding costs available to be financed	20.00%
Marshall Islands Company that Owns Julius Caesar - Hull No. 3213 [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired	65.00%	35.00%
Term of time charter		3 years
Charter rate per day		$ 36,000
Optional term to extend time charter			2 years
Charter rate per day in first optional year		39,000
Charter rate per day in second optional year		$ 41,500
Marshall Islands Company that Owns Legio X Equestris - Hull No. 3214 [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired	65.00%	35.00%
Term of time charter		3 years
Charter rate per day		$ 35,750
Optional term to extend time charter			2 years
Charter rate per day in first optional year		39,000
Charter rate per day in second optional year		41,500
Three Shipowning Companies [Member]
Basis of Presentation and General Information [Abstract]
Cash		$ 10,000